Financial Liabilities Arising from Unvested Restricted Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Summary of Financial Liabilities Arising From Unvested Restricted Shares

	As of June 30, 2023	As of December 31, 2022
(In thousands of US$)	US$	US$
Payables in respect of unvested restricted shares attributable to:
Dr. Yu (the chief executive of the Company)	—	68

	As of December 31,
	2021	2022
	US$	US$
Payables in respect of unvested restricted shares attributable to:
Dr. Yu (the chief executive of the Company)	1,647	68